OMB APPROVAL
OMB Number:	3235-0570
Expires:	Sept. 30, 2007
Estimated average burden
hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California 95131

(Address of principal executive offices) (Zip code)

Edward Banas, 2211 North First Street, San Jose, California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31/2006

Date of reporting period: 12/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Shareholder Expenses (Unaudited)

PAYPAL MONEY MARKET FUND

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/06)	Ending Account Value (12/31/06)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/06 to 12/31/06)
PayPal Money Market Fund
Actual	$1,000.00	$1,025.60	0.36%	$1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.36	1.84

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

PAYPAL MONEY MARKET FUND

Statement of Assets and Liabilities

December 31, 2006

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$840,106,119

Total Assets	840,106,119

LIABILITIES
Payables:
Due to PayPal Asset Management, Inc. (Note 2)	197,448
Distribution to shareholders	3,576,317
Accrued trustees’ fees	6,244
Accrued expenses	84

Total Liabilities	3,780,093

NET ASSETS	$836,326,026

Net assets consist of:
Paid-in capital	836,315,233
Undistributed net investment income	10,730
Accumulated net realized gain on investments	63

NET ASSETS	$836,326,026

Shares outstanding	836,315,025

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

Statement of Operations

For the year ended December 31, 2006

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$34,774,090
Expenses (a)	(511,769)

Net investment income allocated from Master Portfolio	34,262,321

FUND EXPENSES (Note 2)
Management fees	6,770,186
Trustees’ fees	24,028
Compliance fees	21,535
Insurance	11,470

Total fund expenses	6,827,219

Fees and expenses reimbursed by PPAM (Note 2)	(5,135,015)

Total net expenses	1,692,204

Net investment income	32,570,117

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	242

Net gain on investments	242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,570,359

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $174,824.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

Statements of Changes in Net Assets

	For the year ended December 31, 2006	For the year ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$32,570,117	$10,308,195
Net realized gain	242	1,257

Net increase in net assets resulting from operations	32,570,359	10,309,452

Distributions to shareholders:
From net investment income	(32,570,189)	(10,307,965)

Total distributions to shareholders	(32,570,189)	(10,307,965)

Capital share transactions (Note 3):
Proceeds from shares sold	3,568,889,278	401,380,616
Net asset value of shares issued in reinvestment of dividends and distributions	30,561,304	9,134,156
Cost of shares redeemed	(3,226,272,144)	(168,420,525)

Net increase in net assets resulting from capital share transactions	373,178,438	242,094,247

Increase in net assets	373,178,608	242,095,734
NET ASSETS:
Beginning of year	463,147,418	221,051,684

End of year	$836,326,026	$463,147,418

Undistributed net investment income included in net assets at end of year	$10,730	$10,774

SHARES ISSUED AND REDEEMED:
Shares sold	3,568,889,278	401,380,616
Shares issued in reinvestment of dividends and distributions	30,561,304	9,134,156
Shares redeemed	(3,226,272,144)	(168,420,525)

Net increase in shares outstanding	373,178,438	242,094,247

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

Financial Highlights

(For a share outstanding throughout each period)

	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.03	0.01	0.01	0.02
Net realized and unrealized gain	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)

Total from investment operations	0.05	0.03	0.01	0.01	0.02

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Total distributions	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.88%	3.27%	1.37%	1.16%	1.85%

Ratios/Supplemental data:
Net assets, end of year (000s)	$836,326	$463,147	$221,052	$200,872	$169,357
Ratio of expenses to average net assets(b)	0.33%	0.08%	0.08%	0.11%	0.10%
Ratio of expenses to average net assets prior to waived fees(b)	1.11%	1.22%	1.93%	1.91%	1.90%
Ratio of net investment income to average net assets(b)	4.81%	3.34%	1.37%	1.14%	1.80%
Ratio of net investment income (loss) to average net assets prior to waived fees(b)	4.03%	2.20%	(0.48)%	(0.66)%	0.00	%(a)

(a)	Rounds to less than $0.01 or 0.01%.
(b)	These ratios include the Fund’s share of net expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

Notes to the Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”), is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (12.13% as of December 31, 2006). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

FEDERAL INCOME TAXES

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2006.

As of December 31, 2006, the component of Distributable Earnings on a tax basis was Undistributed Ordinary Income in the amount of $10,793.

The tax character of distributions paid during 2006 and 2005 for the Fund was as follows: ordinary income of $32,570,189 and $10,307,965 for the Money Market Fund, respectively.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any), the Fund’s portion of the trustee and officers/errors and omissions liability insurance premium and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors (“BGFA”), the investment adviser to the Master Portfolio. Pursuant to a contractual expense limitation, which began on May 1, 2006 and is in effect through April 30, 2007, BGFA has agreed to reduce its fee to 0.07%. There can be no assurance that BGFA will extend the expense limitation beyond such time.

Beginning May 1, 2006, PPAM and Barclays Global Investors N.A. (“BGI”) have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, PPAM pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

Beginning May 1, 2006, PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees and expenses of the Independent Trustees (and their independent legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any) and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium, to an annual rate of 0.35%. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $5,135,015 or 0.76% of the Fund’s average daily net assets for the year ended December 31, 2006.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

Investors Bank & Trust Company (the “Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Securities and Exchange Commission (“SEC”) staff has stated that it would not object if a fund does not implement FIN 48 in its Net Asset Value (“NAV”) calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

PayPal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the “Fund”), a series of PayPal Funds, at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2005 through June 30, 2006. The Fund filed a Form N-PX, for the twelve months ended June 30, 2006, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

QUARTERLY FILING REQUIREMENT (Unaudited)

As the Fund invests substantially all of its assets in a series of the Master Portfolio, the Fund files the Master Portfolio’s complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PayPal Money Market Fund

Board Review and Approval of Investment Advisory Contracts (Unaudited)

At a meeting held on February 28, 2006, the Board, including a majority of Independent Trustees, meeting in person, approved the continuation of the Advisory Agreement for an additional period of 12 months commencing February 28, 2006.

In approving the continuation of the Advisory Agreement, the Board had before it information that allowed the Trustees to evaluate the experience of the Adviser’s key personnel, the quality of services the Adviser has provided and is expected to provide to the Fund, and the compensation proposed to be paid to the Adviser including related expense information. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider. The Independent Trustees also discussed the proposed continuance in a private session at which no representatives of the Adviser were present. In reaching their determinations relating to continuance of the Advisory Agreement with respect to the Fund, the Trustees considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee could have attributed different weights to the various factors.

In approving the continuation of the Advisory Agreement, the Trustees considered several factors in respect of the advisory fee level specified in the Advisory Agreement, as follows:

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the advisory and other services provided to the Fund by the Adviser. The Advisory services relate largely to the selection of the Master Portfolio and the on-going monitoring of its investment performance. Other services provided by the Adviser to the Fund include compliance, transfer agency and administrative services not provided by outside service providers. The Board noted the absence of serious compliance issues and the responsiveness of the Adviser with respect to any problems that do occur, particularly given the complexity of the transfer agency and account issues that can exist. The Independent Trustees further noted the accessibility of the Adviser to the Board. The Board noted that the Fund is the Adviser’s only advisory client. The Board and the Independent Trustees concluded that the nature, extent and quality of the services provided by the Adviser are of a satisfactory quality and have benefited and will continue to benefit the Fund and its shareholders.

INVESTMENT RESULTS

The Board considered the investment results of the Fund in light of its investment objective. It compared the Fund’s total returns with the total returns of other money market mutual funds in peer group reports prepared by an independent data provider, with respect to various periods. The Board noted that the Fund’s performance was outstanding over the relevant periods, some of which resulted from the very low expenses charged by the Adviser as a result of substantial waivers. Even with the higher fee charged by the Adviser for more recent periods, the performance of the Fund remains very good. The Board concluded that the Adviser was implementing the Fund’s investment objective and the Adviser’s continued management should benefit the Fund and its shareholders.

ADVISORY FEES AND TOTAL EXPENSES

The Board compared the advisory fees and total expenses of the Fund (as a percentage of average net assets) with the median fee and expense levels of other mutual funds in the relevant peer groups. These comparisons assisted the Board by providing a reasonable statistical measure to assess the Fund’s fees relative to its relevant peers. The Board noted that one of the on-going justifications for a contractual advisory fee that is higher than some peer group funds is the absence of a minimum account size and the available services without any minimum account size, which normally would be a higher expense for another company’s money market mutual fund to provide. The consensus of the Board was that, even at the full contractual rate, the advisory fee would not appear outside the range of money market advisory fees, even though the relative performance of the Fund would suffer. The Board further noted the relevant contractual and additional voluntary expense limitations that the Adviser has agreed to with respect to the Fund and that the Adviser historically has absorbed any expenses in excess of these limits. The Board concluded that the level of the fees charged by the Adviser benefit the Fund and its shareholders.

THE ADVISER’S COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Independent Trustees previously reviewed information regarding the Adviser’s costs of providing services to the Fund. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs. They accepted the Adviser’s assertion that the proposed fee level reflecting the contractual and voluntary limits results in a break-even level for the Adviser as a result of costs involved with the mutual fund business and the Fund’s unique characteristics such as having no minimum account size and the high level of accessibility of a shareholder’s assets in the Fund for transactions through PayPal. The Independent Trustees also accepted the Adviser’s assertion that its cumulative profitability for the Fund is negative and would remain so until such time (if ever) the expense limitation is set at a level that provides for some amount of profit for the Adviser. Based on their review, the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable or excessive.

The Independent Board members considered the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee reflects those economies of scale. They realized that the advisory fee for the Fund does not have breakpoints, which would result in lower advisory fee rates as the Fund grows larger. The Board also recognized the benefits to the Fund of the Adviser’s past investment in the Fund’s operations (through past subsidies of the Fund’s operating expenses when it was newer and smaller), and its commitment to maintain reasonable overall operating expenses for the Fund. The Independent Trustees accepted the Adviser’s conclusion that the Fund will generally not enjoy economies of scale at its present fee level from growth because there are no portfolio management expenses to be reduced (the Master Portfolio fee remains the same), and the other primary expenses such as the transfer agency expense would not be affected because the Fund has no minimum balance.

ANCILLARY BENEFITS

The Board considered other actual and potential financial benefits to the Adviser in concluding that the contractual advisory fees are reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that directly benefit from the Adviser’s relationship to the Funds, but that PayPal and eBay may benefit indirectly from the availability of the Fund to users of those services.

CONCLUSIONS

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PAYPAL MONEY MARKET FUND

Management of the Fund (Unaudited)

Disinterested Trustees1

Name, Year of Birth and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
Kevin T. Hamilton, Born in 1961 Rice Hall James & Associates 600 W. Broadway Suite 1000 San Diego, CA 92101	Trustee and Chairman[2]	Since 1999	One	President, Rice Hall James & Associates (investment advisor) (2002 - present); formerly, Principal and Portfolio Manager, Messner & Smith Investment Management Limited (1999-2001).

Richard D. Kernan, Born in 1945 129 La Cuesta Drive Greenbrae, CA 94904	Trustee[3]	Since 2002	One	Chief Financial Officer, Acacia Pacific Holdings, Inc. (private investment firm) (2003-present); Associate, Sinclair Ventures, LLC (private investment firm) (2001-2003); Chief Financial Officer, Claims, Fireman’s Fund Insurance Company (2000-2001).

Dana E. Schmidt, Born in 1962 PayPal Inc. 2211 North First Street San Jose, CA 95131	Trustee	Since 2006	One	Consultant, Wells Fargo Bank NA (financial services) (March 2006-present); Lead Integration Manager, Wells Fargo Bank NA (financial services) (2004-2005); Chief Administrative Officer, Montgomery Asset Management, LLC (investment management) (1991-2004).

[1]	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
[2]	Served as Chairman since 2004.
[3]	Mr. Kernan served as an Advisory Trustee from January 2001 through August 2002.

Interested Trustees1

Name, Year of Birth and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
John T. Story,[2] Born in 1940 PayPal Inc. 2211 North First Street San Jose, CA 95131	Trustee	Since 1999	One	Director of Finance, PayPal, Inc., (2003-present); Executive Vice President, PayPal, Inc., (1999-2003).

[1]	Interested Trustees are those Trustees who are “interested persons” of the Trust as defined in the 1940 Act.
[2]	Mr. Story is deemed to be an “interested” Trustee of the Trust because of his affiliation with PayPal, Inc., the parent of PayPal Asset Management, Inc., the Fund’s investment adviser.

Principal Officers

Name, Year of Birth and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years; Other Directorships Held
John T. Story, Born in 1940 PayPal Inc. 2211 North First Street San Jose, CA 95131	President	Since 2000	See Interested Trustee table.

Edward Banas, Born in 1953 PayPal Inc. 2211 North First Street San Jose, CA 95131	Chief Financial Officer & Treasurer	Since 2006	Treasurer, PayPal Inc. (September 2005-present); President & Director, PayPal Asset Management (May 2006-present); Treasurer of Trading, Williams Companies (2002-2005).

John Muller, Born in 1961 PayPal Inc. 2211 North First Street San Jose, CA 95131	Secretary and Interim Chief Compliance Officer	Since 2001 & 2006, respectively	General Counsel, PayPal, Inc. and PayPal Asset Management, Inc. (2000-present); Chairman, PayPal Asset Management, Inc. (August 2001-present).

Schedule of Investments

MONEY MARKET MASTER PORTFOLIO

December 31, 2006

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT—1.81%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,997,616

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $124,997,616)		124,997,616

COMMERCIAL PAPER—26.52%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	40,715,327
5.22%, 04/16/07(a)	50,000,000	49,224,250
5.25%, 02/13/07(a)	20,000,000	19,868,750
Beta Finance Inc.
5.23%, 03/29/07(a)	67,000,000	66,133,708
Cantabric Finance LLC
5.24%, 03/07/07(a)	50,000,000	49,512,389
5.25%, 03/06/07(a)	100,000,000	99,037,500
5.26%, 01/30/07(a)	20,000,000	19,909,411
Cheyne Finance LLC
5.27%, 02/09/07(a)	31,000,000	30,813,940
Cobbler Funding Ltd.
5.38%, 01/25/07(a)	56,000,000	55,782,409
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07(a)	25,000,000	24,952,469
Curzon Funding LLC
5.24%, 02/27/07(a)	50,000,000	49,570,611
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	38,591,611
Giro Multi-Funding Corp.
5.32%, 01/26/07(a)	84,360,000	84,023,403
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,207,367
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	78,204,066
Kestrel Funding LLC
5.25%, 01/10/07(a)	25,000,000	24,959,896
KKR Pacific Funding Trust
5.38%, 01/23/07(a)	100,000,000	99,641,334
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	73,509,312
5.20%, 04/12/07(a)	5,000,000	4,925,611
5.21%, 04/11/07(a)	51,364,000	50,605,782
5.26%, 02/14/07(a)	129,261,000	128,392,222
Nelnet Student Asset Funding LLC
5.35%, 01/16/07(a)	30,249,000	30,172,579
5.35%, 01/23/07(a)	18,958,000	18,890,383
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,519,925
Polonius Inc.
5.26%, 02/20/07(a)	39,150,000	38,852,547
Prudential Funding LLC
5.26%, 01/25/07(a)	20,000,000	19,924,022
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,217,000

5.26%, 01/31/07(a)	100,000,000	99,532,445
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	73,654,084
5.26%, 02/21/07(a)	30,000,000	29,767,683
Simba Funding Corp.
5.26%, 01/26/07(a)	26,630,000	26,524,945
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	135,522,061
5.14%, 06/06/07	30,000,000	29,323,892
5.17%, 06/08/07	65,000,000	63,507,889
Thames Asset Global Securitization No. 1 Inc.
5.26%, 01/22/07(a)	35,013,000	34,895,337
5.33%, 01/22/07(a)	50,000,000	49,829,736

TOTAL COMMERCIAL PAPER
(Cost: $1,836,715,896)		1,836,715,896

MEDIUM-TERM NOTES—2.31%
Cullinan Finance Corp.
5.07%, 02/26/07(a)	70,000,000	70,000,000
5.18%, 03/15/07(a)	20,000,000	20,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,998,867

TOTAL MEDIUM-TERM NOTES
(Cost: $159,998,867)		159,998,867

REPURCHASE AGREEMENTS—30.33%
Bank of America N.A. Tri-Party, 5.30%, due 1/2/07, maturity value $40,023,556 (collateralized by U.S. Government obligations, value $40,800,000, 6.50% to 8.19%, 8/1/35 to 10/1/36).	40,000,000	40,000,000
Bear Stearns Companies Inc. (The) Tri-Party, 5.37%, due 1/2/07, maturity value $150,089,500 (collateralized by U.S. Government obligations, value $153,003,074, 4.00% to 11.00%, 1/1/08 to 1/1/37).	150,000,000	150,000,000
BNP Securities Corp. Tri-Party, 5.36%, due 1/2/07, maturity value $10,005,956 (collateralized by non-U.S. Government debt securities, value $10,500,001, 5.46%, 3/15/08).	10,000,000	10,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5.42%, due 1/2/07, maturity value $50,030,111 (collateralized by non-U.S. Government debt securities, value $56,422,383, 0.00% to 10.00%, 5/27/33 to 12/21/36).	50,000,000	50,000,000
Citigroup Global Markets Holdings Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $250,151,667 (collateralized by non-U.S. Government debt securities, value $275,473,985, 0.00% to 10.00%, 5/27/33 to 12/21/36).	250,000,000	250,000,000
Credit Suisse First Boston Inc. Tri-Party, 5.32%, due 1/2/07, maturity value $40,023,644 (collateralized by U.S. Government obligations, value $40,802,485, 5.47% to 5.99%, 2/1/36 to 12/1/36).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party, 5.31%, due 1/2/07, maturity value $400,236,000 (collateralized by U.S. Government obligations, value $408,000,000, 5.00% to 6.50%, 3/1/26 to 12/1/36).	400,000,000	400,000,000
Goldman Sachs Group Inc. Tri-Party, 5.34%, due 1/2/07, maturity value $50,029,667 (collateralized by U.S. Government obligations, value $51,500,000, 5.58% to 6.32%, 7/15/23 to 8/15/35).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party, 5.35%, due 1/2/07, maturity value $100,059,444 (collateralized by non-U.S. Government debt securities, value $105,000,000, 5.94% to 6.00%, 6/25/36 to 10/25/36).	100,000,000	100,000,000
Goldman Sachs Group Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $200,119,111 (collateralized by non-U.S. Government debt securities, value $210,000,000, 0.00% to 6.50%, 3/20/10 to 5/25/46).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $25,015,167 (collateralized by non-U.S. Government debt securities, value $26,250,000, 0.00% to 10.00%, 1/1/10).	25,000,000	25,000,000

Greenwich Capital Markets Inc. Tri-Party, 5.46%, due 1/2/07, maturity value $50,030,333 (collateralized by non-U.S. Government debt securities, value $57,037,399, 0.41% to 7.50%, 4/1/36 to 8/15/36).	50,000,000	50,000,000
HSBC Securities Inc. Tri-Party, 5.36%, due 1/2/07, maturity value $50,029,778 (collateralized by non-U.S. Government debt securities, value $52,500,031, 5.28% to 5.35%, 7/1/24 to 6/1/46).	50,000,000	50,000,000
JP Morgan Securities Inc. Tri-Party, 5.41%, due 1/2/07, maturity value $15,009,017 (collateralized by non-U.S. Government debt securities, value $15,750,749, 7.19%, 4/1/11).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party, 5.44%, due 1/2/07, maturity value $250,151,111 (collateralized by non-U.S. Government debt securities, value $261,626,384, 0.00% to 11.19%, 1/16/07 to 12/15/36).	250,000,000	250,000,000
Lehman Brothers Inc. Tri-Party, 5.30%, due 1/2/07, maturity value $50,029,444 (collateralized by U.S. Government obligations, value $51,004,002, 4.19% to 7.28%, 10/1/30 to 7/1/36).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party, 5.33%, due 1/2/07, maturity value $40,023,689 (collateralized by U.S. Government obligations, value $41,203,349, 5.62% to 5.65%, 2/20/34 to 7/15/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party, 5.51%, due 1/4/08, maturity value $264,195,903 (collateralized by non-U.S. Government debt securities, value $271,084,771, 0.00% to 10.00%, 1/1/07 to 12/31/37).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party, 5.38%, due 1/2/07, maturity value $80,047,822 (collateralized by non-U.S. Government debt securities, value $84,000,001, 4.35% to 6.23%, 1/20/22 to 11/15/48).	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,100,000,000)		2,100,000,000

TIME DEPOSITS—1.01%
Rabobank Nederland NV
5.25%, 01/02/07	70,189,000	70,189,000

TOTAL TIME DEPOSITS
(Cost: $70,189,000)		70,189,000

VARIABLE & FLOATING RATE NOTES—37.68%
Allstate Life Global Funding II
5.33%, 11/02/07	30,000,000	30,000,000
5.36%, 01/25/08(a)	50,000,000	50,000,000
5.39%, 01/15/08(a)	35,000,000	35,010,440
5.40%, 01/08/08(a)	11,000,000	11,003,070
5.43%, 01/15/08(a)	25,000,000	25,007,536
American Immigration Lawyers Association Inc.
5.40%, 01/02/07(a)	3,600,000	3,600,000
AmeriCredit Automobile Receivables Trust Series 2006-BG Class A1
5.35%, 10/09/07	9,877,748	9,877,748
ANZ National International Ltd.
5.35%, 12/07/07(a)	75,000,000	75,000,000
ASIF Global Financing
5.37%, 01/23/08(a)	75,000,000	74,997,429
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.35%, 08/20/07(a)	70,000,000	70,000,000
Capital Auto Receivables Asset Trust Series 2006-2 Class A1
5.34%, 12/15/07	64,000,000	64,000,000
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.40%, 07/15/07(a)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	25,000,000	25,000,000

Credit Suisse First Boston NY
5.38%, 04/24/07	25,000,000	25,000,409
5.43%, 08/21/07	15,000,000	15,000,000
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	14,446,125	14,446,125
DEPFA Bank PLC
5.40%, 09/14/07(a)	100,000,000	100,000,000
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	29,390,632	29,390,632
Harrier Finance Funding LLC
5.32%, 08/07/07(a)	50,000,000	49,993,934
5.36%, 07/20/07(a)	25,000,000	25,002,678
5.36%, 07/25/07(a)	15,000,000	15,001,746
5.36%, 08/13/07(a)	30,000,000	30,003,662
HBOS Treasury Services PLC
5.44%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.32%, 02/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.35%, 01/02/07(a)	46,000,000	46,000,000
JPMorgan Chase & Co.
5.32%, 08/02/07	75,000,000	75,000,000
5.40%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.33%, 07/11/07(a)	25,000,000	24,998,589
Kommunalkredit Austria AG
5.35%, 01/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.35%, 01/02/07(a)	9,800,000	9,800,000
Leafs LLC
5.35%, 02/20/07(a)	19,807,569	19,807,574
Marshall & Ilsley Bank
5.35%, 01/15/08	60,000,000	60,000,000
Master Funding LLC
5.38%, 04/25/07(a)	60,000,000	60,000,000
5.38%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.45%, 02/02/07(a)(b)	50,000,000	50,000,000
5.45%, 07/18/07(a)(b)	25,000,000	25,000,000
5.46%, 08/17/07(a)(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.36%, 09/14/07(a)	50,000,000	50,000,000
5.37%, 12/07/07(a)	40,000,000	40,000,000
Nationwide Building Society
5.44%, 10/26/07(a)	100,000,000	100,000,000
Nordea Bank AB
5.36%, 09/11/07(a)	75,000,000	75,000,000
Northern Rock PLC
5.39%, 08/03/07(a)	70,000,000	70,000,000
Northlake CDO I Series 1A Class IMM-1A
5.42%, 03/06/07(a)	15,000,000	15,000,000
Permanent Financing PLC Series 9A Class 1A
5.32%, 03/10/07(a)	60,000,000	60,000,000
Pricoa Global Funding I
5.34%, 11/27/07	65,000,000	65,000,000
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(a)	50,000,000	50,000,000

Societe Generale
5.34%, 07/02/07(a)	30,000,000	30,000,000
Strips III LLC
5.40%, 08/24/07(a)	15,772,835	15,772,835
Trap Rock Industry Inc.
5.35%, 01/02/07(a)	19,370,000	19,370,000
Union Hamilton Special Funding LLC
5.36%, 03/28/07(a)	50,000,000	50,000,000
5.36%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.34%, 01/25/07(a)	37,650,695	37,650,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.34%, 01/25/07(a)	43,806,528	43,806,528
Westpac Banking Corp.
5.39%, 07/11/07	70,000,000	70,000,000
Wind Master Trust
5.34%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,609,541,630)		2,609,541,630

TOTAL INVESTMENTS IN SECURITIES—99.66%
(Cost: $6,901,443,009)		6,901,443,009
Other Assets, Less Liabilities—0.34%		23,521,880

NET ASSETS—100.00%		$6,924,964,889

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2006

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,609,541,630	37.68%
Repurchase Agreements	2,100,000,000	30.33
Commercial Paper	1,836,715,896	26.52
Medium-Term Notes	159,998,867	2.31
Certificates of Deposit	124,997,616	1.81
Time Deposits	70,189,000	1.01
Other Net Assets	23,521,880	0.34

TOTAL	$6,924,964,889	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

Statement of Assets and Liabilities

December 31, 2006

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1):	$4,801,443,009
Repurchase agreements, at value and cost (Note 1)	2,100,000,000
Cash	291
Receivables:
Interest	23,984,641

Total Assets	6,925,427,941

LIABILITIES
Payables:
Investment advisory fees (Note 2)	438,446
Accrued expenses	24,606

Total Liabilities	463,052

NET ASSETS	$6,924,964,889

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Statement of Operations

For the Year Ended December 31, 2006

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$331,165,036

Total investment income	331,165,036

EXPENSES (Note 2)
Investment advisory fees	6,536,796
Professional fees	41,107
Independent trustees’ fees	27,466

Total expenses	6,605,369

Less expense reductions (Note 2)	(1,585,927)

Net expenses	5,019,442

Net investment income	326,145,594

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	1,615

Net realized gain	1,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,147,209

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Statements of Changes in Net Assets

	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$326,145,594	$237,180,094
Net realized gain	1,615	35,169

Net increase in net assets resulting from operations	326,147,209	237,215,263

Interestholder transactions:
Contributions	38,273,990,665	58,641,619,347
Withdrawals	(37,977,755,985)	(58,107,077,434)

Net increase in net assets resulting from interestholder transactions	296,234,680	534,541,913

Increase in net assets	622,381,889	771,757,176
NET ASSETS:
Beginning of year	6,302,583,000	5,530,825,824

End of year	$6,924,964,889	$6,302,583,000

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Notes to the Financial Statements

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2006, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. Beginning May 1, 2006, BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2007. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has voluntarily agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2006, BGFA waived and/or credited investment advisory fees in the amount of $1,585,927 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006.

The Securities and Exchange Commission staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolio’s financial statement disclosures.

4. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Ratio of expenses to average net assets	0.08%	0.05%	0.05%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets	4.99%	3.27%	1.40%	1.15%	1.80%
Total return	5.13%	3.28%	1.39%	1.16%	1.84%

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

MASTER INVESTMENT PORTFOLIO

Trustee and Officer Information (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP, also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of MIP due to his affiliations with BGFA, the investment adviser of the Master Portfolio, BGI, the parent company of BGFA and the administrator of the Master Portfolio, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of BGIF; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005) of Marin Country Day School; Trustee (2000-2004) of Marin Academy; President and Director (since 1997) of the Gambs Family Foundation.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).

Managing Partner (since 1999) of Paskin

& Kahr Capital Management; Registered

Representative (since 2005) of ThinkEquity

Partners (broker-dealer); Registered

Representative (1999-2005) of ePlanning

Securities, Inc. (broker-dealer).

Trustee (since 2006) of BGIF; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

Item 1.	Reports to Stockholders.

Attached is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendment to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when requested by telephone at (888) 215-5506 or by email at service@paypal.com.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that its one audit committee financial expert, Richard D. Kernan, is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Fiscal Year Ended Dec. 31, 2005	Fiscal Year Ended Dec. 31, 2006
Audit fees	$13,350	$14,500
Audit related fees	0	0
Tax fees	5,475	5,900
All other fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services performed for the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not the adviser to the master portfolio) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and its affiliates is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-audit related fees	Fiscal Year Ended Dec. 31, 2005	Fiscal Year Ended Dec. 31, 2006
Registrant	$0	$0
Registrant’s investment adviser and Its affiliates	0	0

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated. Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) A copy of the registrant’s Code of Ethics was filed as Exhibit 99.CODE ETH to its Form N-CSR filed on March 22, 2005, and is incorporated herein by reference.

(a) (2) Section 302 Certification letters are attached as Exhibit 99.CERT hereto.

(b) Section 906 Certifications are attached as Exhibit 99.906.CERT hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ John T. Story
John T. Story, President
Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Story
John T. Story, President
Date: February 22, 2007

By:	/s/ Edward Banas
Edward Banas, Principal Financial Officer
Date: February 22, 2007